Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2022
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

COVID-19 Pandemic

The COVID-19 pandemic has affected countries where we are operating, where we have planned or have ongoing clinical trials, and where we rely on third-parties to manufacture preclinical, clinical and commercial supply.

COVID-19 did not have a direct material impact on the unaudited condensed consolidated interim financial statements.

Conflict in the Region Surrounding Ukraine and Russia

The ongoing conflict in the region surrounding Ukraine and Russia has impacted our ability to continue clinical trial activities in those countries. The conflict did not have a direct material impact on the unaudited condensed consolidated interim financial statements.

Leases

In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, which is expected to commence in 2025. Subject to changes in terms and conditions and development in interest rates, an initial lease liability and corresponding right-of-use asset of €55.2 million is expected to be recognized at the commencement date.

Convertible Senior Notes Offering

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions and offering expenses.

Further details are disclosed in Note 10, “Financial Assets and Financial Liabilities”.

Acquisition of Treasury Shares

The Company used $116.7 million (€105.3 million) of the net proceeds from the offering of the convertible notes to repurchase 1,000,000 ADSs representing the Company’s ordinary shares. Total holding of treasury shares is disclosed in Note 9, “Treasury Shares”.

Related Party Transactions

The nine months ended September 30, 2022, included invoicing for delivery of future clinical and commercial supply to the Company's associate. At September 30, 2022, €16.1 million is presented as part of contract liabilities on the statement of financial position.